Capital Lease Obligations	12 Months Ended
Dec. 31, 2012
Capital Lease Obligations

5. Capital Lease Obligations

The Company acquires equipment under capital leases, which is included in equipment and furnishings in the balance sheet. The cost and accumulated amortization of capitalized leased equipment was approximately $26,000 and $17,000 at December 31, 2012, respectively, and $236,000 and $93,000 at December 31, 2011, respectively. Amortization expense for capitalized leased equipment was approximately $19,000 and $53,000 for the years ended December 31, 2012 and 2011, respectively. During the years ended December 31, 2012 and 2011, the interest expense on these capital leases was negligible. Future minimum lease payments under the capital leases are $5,000 for the year ending December 31, 2013.